PROVISIONS - Additional Information (Details) £ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2026 GBP (£) branch	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 GBP (£)	Apr. 01, 2026 employee local branch cafe	Dec. 31, 2025 GBP (£)	Mar. 31, 2025 branch
Disclosure of other provisions [line items]
Provision		£ 955			£ 688
Additional provisions		505
Branch transformation project
Disclosure of other provisions [line items]
Number of branch closures | branch	14			44		95
Number of branches | branch				305
Number of work cafes with support provided | cafe				6
Number of Santander locals | local				111
Branch transformation project | Forecast
Disclosure of other provisions [line items]
Number of employees at risk for redundancy | employee				287
Full service branches | Branch transformation project
Disclosure of other provisions [line items]
Number of branches | branch				244
Counter free branches | Branch transformation project
Disclosure of other provisions [line items]
Number of branches | branch				19
Reduced hours branches | Branch transformation project
Disclosure of other provisions [line items]
Number of branches | branch				36
Customer remediation - Motor
Disclosure of other provisions [line items]
Provision	£ 633	623			461
Additional provisions		179
Restructuring
Disclosure of other provisions [line items]
Provision		72			21
Additional provisions		95
Restructuring | Branch transformation project
Disclosure of other provisions [line items]
Additional provisions	30
Restructuring | Branch transformation project | Redundancy provision
Disclosure of other provisions [line items]
Additional provisions	10
Restructuring | Branch transformation project | Property provisions
Disclosure of other provisions [line items]
Additional provisions	9
Restructuring | Branch transformation project | Impairment of property
Disclosure of other provisions [line items]
Additional provisions	£ 11
Regulatory levies and fees
Disclosure of other provisions [line items]
Provision		72			£ 6
Additional provisions		84	£ 94
Regulatory levies and fees | Bank of England
Disclosure of other provisions [line items]
Additional provisions		41	40
Operational risk provisions
Disclosure of other provisions [line items]
Additional provisions		47	42
Fraud losses
Disclosure of other provisions [line items]
Additional provisions		£ 33	£ 25